UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2008

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital LLC
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:   28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Brian E. Franc
Title:            Senior Vice President and Chief Compliance Officer
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc     Chicago, Illinois      2/9/09
-------------------   -------------------    --------
     (Signature)         (City/State)         (Date)

Report Type (Check only one.):

[   ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                        Name
------------------            ---------------------
028-01190                     Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             46

Form 13F Information Table Value Total:    $ 8,713,307
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                    FORM 13F INFORMATION TABLE

                                                     INSTITUTIONAL CAPITAL LLC
                                                             FORM 13F
                                                             31-Dec-08
                                                                                                              Voting Authority
                                                                                                           ----------------------
                                                                Value     Shares/    Sh/ Put/ Invst  Otr
Name of Issuer                       Title of class    CUSIP    (x$1000)  Prn Amt    Prn Call Dscrtn Mgrs   Sole     Shrd   None
------------------------------------  ------------  ----------- --------- ---------- --- ---- ------ ---- ---------- ---- ---------
ACE Ltd.                                  SHS        H0023R105    296,803  5,608,520 SH       Sole         5,253,870        354,650
AT&T Inc.                                 COM        00206R102     51,227  1,797,440 SH       Sole         1,663,510        133,930
Accenture Ltd.                            CL A       G1150G111     12,692    387,060 SH       Sole           361,360         25,700
Avon Products Inc.                        COM        054303102     20,391    848,560 SH       Sole           784,260         64,300
BCE Inc.                                COM NEW      05534B760     13,290    648,600 SH       Sole           498,500        150,100
BP PLC - Sponsored ADR               SPONSORED ADR   055622104     40,432    865,050 SH       Sole           649,700        215,350
Baker Hughes Inc.                         COM        057224107    259,256  8,084,080 SH       Sole         7,584,180        499,900
Bank of America Corp.                     COM        060505104     46,984  3,336,910 SH       Sole         3,143,860        193,050
Bank of New York Mellon Corp.             COM        064058100     92,465  3,263,850 SH       Sole         2,904,684        359,166
CSX Corp.                                 COM        126408103    193,309  5,953,460 SH       Sole         5,580,960        372,500
CVS Caremark Corp.                        COM        126650100    378,041 13,153,822 SH       Sole        12,323,972        829,850
Capital One Financial Corp.               COM        14040H105    193,956  6,082,039 SH       Sole         5,713,339        368,700
Cisco Systems Inc.                        COM        17275R102    333,711 20,473,070 SH       Sole        19,269,920      1,203,150
Coca Cola Co.                             COM        191216100    366,547  8,096,910 SH       Sole         7,589,910        507,000
Credit Suisse Group - Sponsored ADR  SPONSORED ADR   225401108     39,286  1,390,150 SH       Sole         1,059,550        330,600
Du Pont (E.I.) de Nemours & Co.           COM        263534109    262,630 10,380,632 SH       Sole         9,748,632        632,000
Exxon Mobil Corp.                         COM        30231G102     38,743    485,325 SH       Sole           447,775         37,550
Genentech Inc.                          COM NEW      368710406     13,459    162,330 SH       Sole           150,930         11,400
Hewlett-Packard Co.                       COM        428236103    344,806  9,501,416 SH       Sole         8,914,716        586,700
Honeywell International Inc.              COM        438516106    226,233  6,891,038 SH       Sole         6,473,488        417,550
Intercontinental Hotels Group        SPONS ADR NEW   45857P301     75,874  9,065,035 SH       Sole         8,624,753        440,282
JPMorgan Chase & Co.                      COM        46625H100    272,068  8,628,852 SH       Sole         8,079,552        549,300
Johnson & Johnson                         COM        478160104    408,666  6,830,456 SH       Sole         6,421,706        408,750
Lowe's Cos Inc.                           COM        548661107    249,673 11,601,900 SH       Sole        10,867,650        734,250
Marathon Oil Corp.                        COM        565849106    192,139  7,022,630 SH       Sole         6,606,380        416,250
Masco Corp.                               COM        574599106     85,217  7,656,477 SH       Sole         7,218,977        437,500
Medtronic Inc.                            COM        585055106     36,773  1,170,380 SH       Sole         1,084,230         86,150
MetLife Inc.                              COM        59156R108     30,330    870,040 SH       Sole           780,440         89,600
Molson Coors Brewing Co - B               CL B       60871R209     31,361    641,060 SH       Sole           571,010         70,050
Newmont Mining Corp.                      COM        651639106    128,237  3,150,790 SH       Sole         2,951,490        199,300
News Corp Inc - CL A                      CL A       65248E104    283,484 31,186,411 SH       Sole        29,270,704      1,915,707
Nokia Corporation - ADR              SPONSORED ADR   654902204     28,585  1,832,400 SH       Sole         1,387,900        444,500
Novartis AG - Sponsored ADR          SPONSORED ADR   66987V109    199,296  4,005,140 SH       Sole         3,452,890        552,250
Occidental Petroleum Corp.                COM        674599105    402,392  6,707,650 SH       Sole         6,296,150        411,500
Omnicom Group                             COM        681919106     40,567  1,506,950 SH       Sole         1,393,600        113,350
Pepsico Inc.                              COM        713448108    349,966  6,389,730 SH       Sole         5,985,660        404,070
Qualcomm Inc.                             COM        747525103    254,325  7,098,090 SH       Sole         6,663,490        434,600
Schering-Plough Corp.                     COM        806605101    212,247 12,463,105 SH       Sole        11,690,305        772,800
Target Corp.                              COM        87612E106    191,464  5,544,860 SH       Sole         5,213,060        331,800
Texas Instruments Inc.                    COM        882508104    265,997 17,138,955 SH       Sole        16,131,555      1,007,400
Total SA - Sponsored ADR             SPONSORED ADR   89151E109    277,776  5,023,070 SH       Sole         4,586,070        437,000
Toyota Motor Corp - Sponsored ADR    SP ADR REP2COM  892331307     43,030    657,550 SH       Sole           502,700        154,850
Viacom Inc Class B                        CL B       92553P201    250,835 13,160,299 SH       Sole        12,338,599        821,700
Vodafone Group PLC - Sponsored ADR   SPONS ADR NEW   92857W209    416,653 20,384,207 SH       Sole        18,628,107      1,756,100
Wells Fargo & Co.                         COM        949746101    248,253  8,421,070 SH       Sole         7,909,120        511,950
Wyeth                                     COM        983024100    513,838 13,698,703 SH       Sole        12,882,353        816,350
REPORT SUMMARY                             46                   8,713,307